Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2020
Registrant Name	dei_EntityRegistrantName	THE ADVISORS’ INNER CIRCLE FUND II
Entity Central Index Key	dei_EntityCentralIndexKey	0000890540
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 29, 2021
Prospectus Date	rr_ProspectusDate	Nov. 28, 2020
REAVES UTILITIES AND ENERGY INFRASTRUCTURE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND II (the “Trust”)

Reaves Utilities and Energy Infrastructure Fund (the “Fund”)

Supplement dated September 29, 2021 to the Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated November 28, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Important Notice Regarding Change in Investment Policy

On or around November 28, 2021, the following changes will be made to the Fund’s name and 80% investment policy to better reflect the investment strategy of the Fund:

	Current	New
Name	Reaves Utilities and Energy Infrastructure Fund	Reaves Infrastructure Fund
80% Investment Policy	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of domestic and foreign public utilities and energy companies.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of domestic and foreign public infrastructure companies.

The Fund’s new 80% investment policy will subject it to the risks of investing in infrastructure companies and real estate investment companies.

More information about the new strategies and risks of the Fund will be available in the Fund’s Prospectus and SAI, each dated November 28, 2021.

Please retain this supplement for future reference.

WHR-SK-016-0100